FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT E

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Invesco V.I. Government Securities Fund Sub-Account	Fidelity® VIP Equity-Income Portfolio Sub-Account

Assets:
Investments, at fair value

class None	$—	$—

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	1,400,031	—

class SRV	—	5,537,854

class SRV2	—	—

Total investments	1,400,031	5,537,854
Receivable for fund shares sold	1,528	573
Other assets	—	—

Total assets	1,401,559	5,538,427

Liabilities:
Due to Sponsor Company	1,528	573
Other liabilities	—	—

Total liabilities	1,528	573

Net assets:
For contract liabilities	$1,400,031	$5,537,854

Contract Liabilities:

class None	$—	$—

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	1,400,031	—

class SRV	—	5,537,854

class SRV2	—	—

Total contract liabilities	$1,400,031	$5,537,854

Shares:

class None	—	—

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	131,458	—

class SRV	—	189,913

class SRV2	—	—

Total shares	131,458	189,913

Cost	$1,452,928	$4,651,268

Deferred contracts in the accumulation period:
Units owned by participants #	87,039	122,519
Minimum unit fair value #*	$15.130368	$40.941237
Maximum unit fair value #*	$16.124216	$43.173764
Contract liability	$1,387,997	$5,234,963

Contracts in payout (annuitization) period:
Units owned by participants #	746	7,016
Minimum unit fair value #*	$16.124216	$43.173764
Maximum unit fair value #*	$16.124216	$43.173764
Contract liability	$12,034	$302,891

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-2

Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Mid Cap Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	Janus Henderson VIT Forty Portfolio Sub-Account	Janus Henderson VIT Global Research Portfolio Sub-Account	Janus Henderson VIT Enterprise Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—

—	—	—	1,855,361	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	9,270,866	4,846,920	8,995,240

—	—	—	—	—	—	—

6,614,767	—	22,638,831	—	—	—	—

—	36,573,754	—	—	—	—	—

6,614,767	36,573,754	22,638,831	1,855,361	9,270,866	4,846,920	8,995,240
4,351	16,692	5,373	72	906	610	2,865
—	11	—	—	—	1	—

6,619,118	36,590,457	22,644,204	1,855,433	9,271,772	4,847,531	8,998,105

4,351	16,692	5,373	72	906	610	2,865
—	—	—	—	—	—	—

4,351	16,692	5,373	72	906	610	2,865

$6,614,767	$36,573,765	$22,638,831	$1,855,361	$9,270,866	$4,846,921	$8,995,240

$—	$—	$—	$—	$—	$—	$—

—	—	—	1,855,361	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	9,270,866	4,846,921	8,995,240

—	—	—	—	—	—	—

6,614,767	—	22,638,831	—	—	—	—

—	36,573,765	—	—	—	—	—

$6,614,767	$36,573,765	$22,638,831	$1,855,361	$9,270,866	$4,846,921	$8,995,240

—	—	—	—	—	—	—

—	—	—	131,121	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	156,023	60,837	107,624

—	—	—	—	—	—	—

66,748	—	615,353	—	—	—	—

—	36,573,754	—	—	—	—	—

66,748	36,573,754	615,353	131,121	156,023	60,837	107,624

$4,703,732	$36,573,753	$22,899,100	$1,458,991	$7,202,512	$3,460,170	$8,063,330

87,164	3,389,247	181,301	67,373	101,027	127,633	157,582
$70.745125	$9.923734	$94.264058	$25.075184	$85.665554	$34.164794	$48.616074
$74.602765	$10.469794	$124.289443	$26.606713	$90.336111	$37.725996	$57.142831
$6,446,948	$35,336,792	$22,222,617	$1,776,168	$9,008,098	$4,748,762	$8,815,676

2,250	118,147	3,349	2,976	2,909	2,602	3,142
$74.602765	$10.469794	$124.289443	$26.606713	$90.336111	$37.725996	$57.142831
$74.602765	$10.469794	$124.289443	$26.606713	$90.336111	$37.725996	$57.142831
$167,819	$1,236,973	$416,214	$79,193	$262,768	$98,159	$179,564

B-3

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	MFS® Growth Series Sub-Account	MFS® New Discovery Series Sub-Account

Assets:
Investments, at fair value

class None	$—	$—

class 2	—	—

class B	—	—

class INIT	4,009,277	8,995,752

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total investments	4,009,277	8,995,752
Receivable for fund shares sold	5,932	567
Other assets	—	—

Total assets	4,015,209	8,996,319

Liabilities:
Due to Sponsor Company	5,932	567
Other liabilities	1	—

Total liabilities	5,933	567

Net assets:
For contract liabilities	$4,009,276	$8,995,752

Contract Liabilities:

class None	$—	$—

class 2	—	—

class B	—	—

class INIT	4,009,276	8,995,752

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total contract liabilities	$4,009,276	$8,995,752

Shares:

class None	—	—

class 2	—	—

class B	—	—

class INIT	59,090	576,651

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total shares	59,090	576,651

Cost	$3,854,276	$8,909,878

Deferred contracts in the accumulation period:
Units owned by participants #	60,343	149,600
Minimum unit fair value #*	$60.148901	$56.926472
Maximum unit fair value #*	$66.311833	$60.030190
Contract liability	$3,926,968	$8,967,306

Contracts in payout (annuitization) period:
Units owned by participants #	1,241	474
Minimum unit fair value #*	$66.311833	$60.030190
Maximum unit fair value #*	$66.311833	$60.030190
Contract liability	$82,308	$28,446

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-4

MFS® Total Return Series Sub-Account	Invesco V.I. Equity and Income Fund Sub-Account	Invesco V.I. American Franchise Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (1)

$—	$—	$—	$—	$2,855,757	$1,270,790	$28,680,528

—	—	—	—	—	—	—

—	—	—	7,461,447	—	—	—

9,038,632	—	—	—	—	—	—

—	—	—	—	—	—	—

—	901,052	3,508,355	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

9,038,632	901,052	3,508,355	7,461,447	2,855,757	1,270,790	28,680,528
1,254	242	355	259	214	788	5,154
—	—	—	—	—	—	1

9,039,886	901,294	3,508,710	7,461,706	2,855,971	1,271,578	28,685,683

1,254	242	355	259	214	788	5,154
—	—	—	—	—	—	—

1,254	242	355	259	214	788	5,154

$9,038,632	$901,052	$3,508,355	$7,461,447	$2,855,757	$1,270,790	$28,680,529

$—	$—	$—	$—	$2,855,757	$1,270,790	$28,680,529

—	—	—	—	—	—	—

—	—	—	7,461,447	—	—	—

9,038,632	—	—	—	—	—	—

—	—	—	—	—	—	—

—	901,052	3,508,355	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

$9,038,632	$901,052	$3,508,355	$7,461,447	$2,855,757	$1,270,790	$28,680,529

—	—	—	—	160,797	100,378	2,045,687

—	—	—	—	—	—	—

—	—	—	246,578	—	—	—

387,425	—	—	—	—	—	—

—	—	—	—	—	—	—

—	49,319	43,313	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

387,425	49,319	43,313	246,578	160,797	100,378	2,045,687

$9,121,037	$889,380	$2,730,542	$7,744,431	$2,361,587	$1,508,497	$23,836,477

241,846	30,003	75,811	258,511	53,218	28,625	1,929,282
$33.700232	$28.021536	$43.613547	$27.202948	$50.813066	$39.727690	$14.236135
$36.951545	$30.001857	$46.554795	$28.864691	$54.017153	$42.506338	$14.501360
$8,831,629	$891,986	$3,497,620	$7,461,447	$2,809,411	$1,190,330	$27,946,769

5,602	302	231	—	865	1,921	50,599
$36.951545	$30.001857	$46.554795	$—	$53.584116	$41.894071	$14.501360
$36.951545	$30.001857	$46.554795	$—	$53.584116	$41.894071	$14.501360
$207,003	$9,066	$10,735	$—	$46,346	$80,460	$733,760

B-5

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account

Assets:
Investments, at fair value

class None	$27,143,348	$20,305,762

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total investments	27,143,348	20,305,762
Receivable for fund shares sold	4,513	6,268
Other assets	—	—

Total assets	27,147,861	20,312,030

Liabilities:
Due to Sponsor Company	4,513	6,268
Other liabilities	—	—

Total liabilities	4,513	6,268

Net assets:
For contract liabilities	$27,143,348	$20,305,762

Contract Liabilities:

class None	$27,143,348	$20,305,762

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total contract liabilities	$27,143,348	$20,305,762

Shares:

class None	1,894,162	1,851,027

class 2	—	—

class B	—	—

class INIT	—	—

class INST	—	—

class S1	—	—

class SRV	—	—

class SRV2	—	—

Total shares	1,894,162	1,851,027

Cost	$19,154,953	$18,852,849

Deferred contracts in the accumulation period:
Units owned by participants #	1,885,508	1,901,825
Minimum unit fair value #*	$13.430496	$10.376581
Maximum unit fair value #*	$13.680675	$10.472800
Contract liability	$25,755,209	$19,909,619

Contracts in payout (annuitization) period:
Units owned by participants #	101,467	37,826
Minimum unit fair value #*	$13.680675	$10.472800
Maximum unit fair value #*	$13.680675	$10.472800
Contract liability	$1,388,139	$396,143

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-6

Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (3)	Janus Henderson VIT Research Portfolio Sub-Account

$94,563,182	$2,937,359	$1,416,735	$5,084,587	$9,055,339	$583,747	$—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	5,061,385

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

94,563,182	2,937,359	1,416,735	5,084,587	9,055,339	583,747	5,061,385
26,775	2,829	3,191	280	3,478	47	958
1	—	—	—	—	—	—

94,589,958	2,940,188	1,419,926	5,084,867	9,058,817	583,794	5,062,343

26,775	2,829	3,191	280	3,478	47	958
—	—	—	—	—	—	—

26,775	2,829	3,191	280	3,478	47	958

$94,563,183	$2,937,359	$1,416,735	$5,084,587	$9,055,339	$583,747	$5,061,385

$94,563,183	$2,937,359	$1,416,735	$5,084,587	$9,055,339	$583,747	$—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	5,061,385

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

$94,563,183	$2,937,359	$1,416,735	$5,084,587	$9,055,339	$583,747	$5,061,385

6,793,332	94,999	33,724	453,172	606,926	54,863	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	77,987

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

6,793,332	94,999	33,724	453,172	606,926	54,863	77,987

$80,013,336	$1,802,534	$894,893	$4,863,241	$8,449,729	$544,682	$3,217,769

6,897,074	197,565	97,734	469,643	640,099	56,574	89,760
$13.046215	$13.973928	$14.198402	$10.613080	$14.003354	$9.667108	$51.017713
$13.289217	$14.271209	$14.348587	$10.711484	$14.151478	$9.769382	$55.057069
$91,510,473	$2,809,224	$1,396,954	$5,029,568	$9,055,339	$551,866	$4,888,030

229,713	8,979	1,379	5,136	—	3,263	3,149
$13.289217	$14.271209	$14.348587	$10.711484	$—	$9.769382	$55.057069
$13.289217	$14.271209	$14.348587	$10.711484	$—	$9.769382	$55.057069
$3,052,710	$128,135	$19,781	$55,019	$—	$31,881	$173,355

B-7

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Invesco V.I. Government Securities Fund Sub-Account	Fidelity® VIP Equity-Income Portfolio Sub-Account

Investment income:
Dividends	$42,557	$90,865

Expenses:
Mortality and expense risk charges and Administrative charges	(17,672)	(72,451)

Total expenses	(17,672)	(72,451)

Net investment income (loss)	24,885	18,414

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26,673)	234,691
Net realized gain distributions	—	300,577
Change in unrealized appreciation (depreciation) during the period	81,026	326,764

Net gain (loss) on investments	54,353	862,032

Net increase (decrease) in net assets resulting from operations	$79,238	$880,446

The accompanying notes are an integral part of these financial statements.

B-8

Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Mid Cap Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	Janus Henderson VIT Forty Portfolio Sub-Account	Janus Henderson VIT Global Research Portfolio Sub-Account	Janus Henderson VIT Enterprise Portfolio Sub-Account

$—	$666,569	$78,596	$18,170	$6,703	$26,124	$18,158

(80,749)	(236,221)	(225,153)	(26,186)	(119,424)	(58,998)	(117,366)

(80,749)	(236,221)	(225,153)	(26,186)	(119,424)	(58,998)	(117,366)

(80,749)	430,348	(146,557)	(8,016)	(112,721)	(32,874)	(99,208)

442,878	—	52,205	46,199	499,527	342,918	323,477
99,568	—	2,251,165	155,993	1,106,243	390,542	684,855
583,587	—	(648,530)	228,830	(100,135)	90,184	(358,696)

1,126,033	—	1,654,840	431,022	1,505,635	823,644	649,636

$1,045,284	$430,348	$1,508,283	$423,006	$1,392,914	$790,770	$550,428

B-9

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	MFS® Growth Series Sub-Account	MFS® New Discovery Series Sub-Account

Investment income:
Dividends	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(54,522)	(46,450)

Total expenses	(54,522)	(46,450)

Net investment income (loss)	(54,522)	(46,450)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	210,475	(193,158)
Net realized gain distributions	731,927	—
Change in unrealized appreciation (depreciation) during the period	(449,677)	604,733

Net gain (loss) on investments	492,725	411,575

Net increase (decrease) in net assets resulting from operations	$438,203	$365,125

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-10

MFS® Total Return Series Sub-Account	Invesco V.I. Equity and Income Fund Sub-Account	Invesco V.I. American Franchise Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (1)

$246,143	$18,393	$—	$—	$42,033	$36,272	$24,863

(119,876)	(11,043)	(43,788)	(26,813)	(34,355)	(19,146)	(104,058)

(119,876)	(11,043)	(43,788)	(26,813)	(34,355)	(19,146)	(104,058)

126,267	7,350	(43,788)	(26,813)	7,678	17,126	(79,195)

49,787	190	118,755	(10,794)	189,309	(6,795)	(20,043,731)
656,347	46,723	321,058	40,724	246,398	52,296	14,769,837
14,326	39,449	(74,323)	(251,285)	199,207	(166,434)	4,394,674

720,460	86,362	365,490	(221,355)	634,914	(120,933)	(879,220)

$846,727	$93,712	$321,702	$(248,168)	$642,592	$(103,807)	$(958,415)

B-11

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Guardian All Cap Core VIP Fund Sub-Account (1)	Guardian Balanced Allocation VIP Fund Sub-Account

Investment income:
Dividends	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(370,227)	(429,593)

Total expenses	(370,227)	(429,593)

Net investment income (loss)	(370,227)	(429,593)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,527,249	3,837,259
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	477,546	237,434

Net gain (loss) on investments	6,004,795	4,074,693

Net increase (decrease) in net assets resulting from operations	$5,634,568	$3,645,100

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.
(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-12

Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (3)

$—	$—	$—	$—	$—	$—	$—

(234,771)	(1,041,409)	(38,165)	(19,207)	(46,604)	(49,533)	(7,571)

(234,771)	(1,041,409)	(38,165)	(19,207)	(46,604)	(49,533)	(7,571)

(234,771)	(1,041,409)	(38,165)	(19,207)	(46,604)	(49,533)	(7,571)

156,165	5,661,317	154,124	107,625	147,655	138,907	(244)
—	—	—	—	—	—	—
995,868	8,152,945	237,788	116,458	38,278	93,217	38,330

1,152,033	13,814,262	391,912	224,083	185,933	232,124	38,086

$917,262	$12,772,853	$353,747	$204,876	$139,329	$182,591	$30,515

B-13

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Janus Henderson VIT Research Portfolio Sub-Account	Victory 500 Index VIP Series Sub-Account (4)

Investment income:
Dividends	$—	$91,649

Expenses:
Mortality and expense risk charges and Administrative charges	(61,790)	(69,842)

Total expenses	(61,790)	(69,842)

Net investment income (loss)	(61,790)	21,807

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	369,408	(624,891)
Net realized gain distributions	370,595	1,546,820
Change in unrealized appreciation (depreciation) during the period	56,270	(226,067)

Net gain (loss) on investments	796,273	695,862

Net increase (decrease) in net assets resulting from operations	$734,483	$717,669

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(4)	Liquidated as of August 29, 2025.
(5)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-14

Victory High Yield VIP Series Sub-Account (4)	Victory RS International VIP Series Sub-Account (4)	Victory RS Large Cap Alpha VIP Series Sub-Account (2)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (4)	Victory Sophus Emerging Markets VIP Series Sub-Account (5)

$137,161	$257,717	$1,048,742	$71,415	$68,907

(13,330)	(95,993)	(290,810)	(123,731)	(32,141)

(13,330)	(95,993)	(290,810)	(123,731)	(32,141)

123,831	161,724	757,932	(52,316)	36,766

(237,840)	2,126,612	(6,777,500)	(5,792,625)	(811,433)
—	629,746	11,219,574	—	—
196,318	(831,689)	(7,166,014)	5,116,570	1,393,466

(41,522)	1,924,669	(2,723,940)	(676,055)	582,033

$82,309	$2,086,393	$(1,966,008)	$(728,371)	$618,799

B-15

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Invesco V.I. Government Securities Fund Sub-Account	Fidelity® VIP Equity-Income Portfolio Sub-Account

Operations:
Net investment income (loss)	$24,885	$18,414
Net realized gain (loss) on security transactions	(26,673)	234,691
Net realized gain distributions	—	300,577
Change in unrealized appreciation (depreciation) during the period	81,026	326,764

Net increase (decrease) in net assets resulting from operations	79,238	880,446

Unit transactions:
Purchases	6,226	21,463
Net transfers	81,482	119,862
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(112,828)	(872,021)
Other transactions	4	13
Death benefits	(2,587)	(30,870)
Net annuity transactions	(38,485)	(43,824)

Net increase (decrease) in net assets resulting from unit transactions	(66,188)	(805,377)

Net increase (decrease) in net assets	13,050	75,069

Net assets:
Beginning of period	1,386,981	5,462,785

End of period	$1,400,031	$5,537,854

The accompanying notes are an integral part of these financial statements.

B-16

Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Mid Cap Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	Janus Henderson VIT Forty Portfolio Sub-Account	Janus Henderson VIT Global Research Portfolio Sub-Account	Janus Henderson VIT Enterprise Portfolio Sub-Account

$(80,749)	$430,348	$(146,557)	$(8,016)	$(112,721)	$(32,874)	$(99,208)
442,878	—	52,205	46,199	499,527	342,918	323,477
99,568	—	2,251,165	155,993	1,106,243	390,542	684,855
583,587	—	(648,530)	228,830	(100,135)	90,184	(358,696)

1,045,284	430,348	1,508,283	423,006	1,392,914	790,770	550,428

7,130	(64,548)	45,528	8,417	50,415	24,191	25,175
360,408	32,074,604	7,136,977	(280,917)	253,920	205,498	8,077
—	—	—	—	—	—	—
(1,154,250)	(3,430,510)	(2,124,507)	(464,110)	(1,310,397)	(648,611)	(946,168)
(82)	1,088	232	(73)	154	(1,055)	(1,191)
(81,290)	(74,243)	(164,753)	(883)	(169,895)	(8,688)	(23,706)
(168,139)	947,294	(1,474,690)	(6,641)	(89,856)	(30,870)	(14,596)

(1,036,223)	29,453,685	3,418,787	(744,207)	(1,265,659)	(459,535)	(952,409)

9,061	29,884,033	4,927,070	(321,201)	127,255	331,235	(401,981)

6,605,706	6,689,732	17,711,761	2,176,562	9,143,611	4,515,686	9,397,221

$6,614,767	$36,573,765	$22,638,831	$1,855,361	$9,270,866	$4,846,921	$8,995,240

B-17

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	MFS® Growth Series Sub-Account	MFS® New Discovery Series Sub-Account

Operations:
Net investment income (loss)	$(54,522)	$(46,450)
Net realized gain (loss) on security transactions	210,475	(193,158)
Net realized gain distributions	731,927	—
Change in unrealized appreciation (depreciation) during the period	(449,677)	604,733

Net increase (decrease) in net assets resulting from operations	438,203	365,125

Unit transactions:
Purchases	17,966	3,151
Net transfers	51,541	7,091,738
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(700,233)	(345,177)
Other transactions	67	(52)
Death benefits	(26,896)	(3,010)
Net annuity transactions	(8,257)	(7,311)

Net increase (decrease) in net assets resulting from unit transactions	(665,812)	6,739,339

Net increase (decrease) in net assets	(227,609)	7,104,464

Net assets:
Beginning of period	4,236,885	1,891,288

End of period	$4,009,276	$8,995,752

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-18

MFS® Total Return Series Sub-Account	Invesco V.I. Equity and Income Fund Sub-Account	Invesco V.I. American Franchise Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (1)

$126,267	$7,350	$(43,788)	$(26,813)	$7,678	$17,126	$(79,195)
49,787	190	118,755	(10,794)	189,309	(6,795)	(20,043,731)
656,347	46,723	321,058	40,724	246,398	52,296	14,769,837
14,326	39,449	(74,323)	(251,285)	199,207	(166,434)	4,394,674

846,727	93,712	321,702	(248,168)	642,592	(103,807)	(958,415)

16,972	567	4,832	9,436	7,838	22,752	10,269
125,994	45,778	157,951	7,461,331	229,672	(74,163)	173,074
—	—	—	—	—	—	(23,541,897)
(1,178,072)	(77,345)	(414,919)	(88,805)	(503,867)	(198,026)	(824,640)
41	77	(39)	(278)	2	420	—
(198,913)	(6,378)	(47,766)	—	(25,541)	(62,830)	(1,038)
(22,051)	(484)	(2,187)	—	(3,026)	(12,421)	(307,010)

(1,256,029)	(37,785)	(302,128)	7,381,684	(294,922)	(324,268)	(24,491,242)

(409,302)	55,927	19,574	7,133,516	347,670	(428,075)	(25,449,657)

9,447,934	845,125	3,488,781	327,931	2,508,087	1,698,865	25,449,657

$9,038,632	$901,052	$3,508,355	$7,461,447	$2,855,757	$1,270,790	$—

B-19

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Guardian All Cap Core VIP Fund Sub-Account (1)	Guardian Balanced Allocation VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(370,227)	$(429,593)
Net realized gain (loss) on security transactions	5,527,249	3,837,259
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	477,546	237,434

Net increase (decrease) in net assets resulting from operations	5,634,568	3,645,100

Unit transactions:
Purchases	42,532	50,734
Net transfers	(11,390,678)	(6,967,015)
Net interfund transfers due to corporate actions	23,541,897	—
Surrenders for benefit payments and fees	(4,239,150)	(6,421,636)
Other transactions	186	300
Death benefits	(532,013)	(401,181)
Net annuity transactions	261,273	(66,920)

Net increase (decrease) in net assets resulting from unit transactions	7,684,047	(13,805,718)

Net increase (decrease) in net assets	13,318,615	(10,160,618)

Net assets:
Beginning of period	15,361,914	37,303,966

End of period	$28,680,529	$27,143,348

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.
(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-20

Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Integrated Research VIP Fund Sub-Account		Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (3)

$(234,771)	$(1,041,409)	$(38,165	) $	(19,207)	$(46,604)	$(49,533)	$(7,571)
156,165	5,661,317	154,124		107,625	147,655	138,907	(244)
—	—	—		—	—	—	—
995,868	8,152,945	237,788		116,458	38,278	93,217	38,330

917,262	12,772,853	353,747		204,876	139,329	182,591	30,515

23,669	154,877	23,436		1,796	3,160	16,028	553
3,373,746	(11,521,822)	(58,442)		126,647	2,817,534	7,238,889	579
—	66,474,402	—		—	—	—	—
(1,828,797)	(11,610,906)	(318,928)		(346,182)	(1,061,245)	(371,659)	(47,794)
12	(5,293)	270		207	118	705	—
(63,693)	(612,642)	(9,153)		(16,999)	(19,353)	(49,279)	(780)
(176,491)	1,483,667	(307)		(9,034)	(23,674)	(11,606)	918

1,328,446	44,362,283	(363,124)		(243,565)	1,716,540	6,823,078	(46,524)

2,245,708	57,135,136	(9,377)		(38,689)	1,855,869	7,005,669	(16,009)

18,060,054	37,428,047	2,946,736		1,455,424	3,228,718	2,049,670	599,756

$20,305,762	$94,563,183	$2,937,359		$1,416,735	$5,084,587	$9,055,339	$583,747

B-21

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Janus Henderson VIT Research Portfolio Sub-Account	Victory 500 Index VIP Series Sub- Account (4)

Operations:
Net investment income (loss)	$(61,790)	$21,807
Net realized gain (loss) on security transactions	369,408	(624,891)
Net realized gain distributions	370,595	1,546,820
Change in unrealized appreciation (depreciation) during the period	56,270	(226,067)

Net increase (decrease) in net assets resulting from operations	734,483	717,669

Unit transactions:
Purchases	10,662	9,040
Net transfers	223,913	(7,881,260)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(649,703)	(1,366,602)
Other transactions	44	(1,289)
Death benefits	(44,378)	(161,429)
Net annuity transactions	(14,855)	(393,174)

Net increase (decrease) in net assets resulting from unit transactions	(474,317)	(9,794,714)

Net increase (decrease) in net assets	260,166	(9,077,045)

Net assets:
Beginning of period	4,801,219	9,077,045

End of period	$5,061,385	$—

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(4)	Liquidated as of August 29, 2025.
(5)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-22

Victory High Yield VIP Series Sub-Account (4)	Victory RS International VIP Series Sub-Account (4)	Victory RS Large Cap Alpha VIP Series Sub-Account (2)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (4)	Victory Sophus Emerging Markets VIP Series Sub-Account (5)

$123,831	$161,724	$757,932	$(52,316)	$36,766
(237,840)	2,126,612	(6,777,500)	(5,792,625)	(811,433)
—	629,746	11,219,574	—	—
196,318	(831,689)	(7,166,014)	5,116,570	1,393,466

82,309	2,086,393	(1,966,008)	(728,371)	618,799

5,418	9,544	55,780	45,263	5,170
(1,458,808)	(11,873,723)	1,362,920	(13,911,740)	(5,104,326)
—	—	(66,474,402)	—	—
(482,984)	(1,012,675)	(3,873,908)	(1,425,979)	(808,177)
49	1,657	859	92	(1)
(6,905)	(59,615)	(740,646)	(256,753)	(9,750)
(17,424)	(260,535)	(1,608,890)	(477,084)	(179,988)

(1,960,654)	(13,195,347)	(71,278,287)	(16,026,201)	(6,097,072)

(1,878,345)	(11,108,954)	(73,244,295)	(16,754,572)	(5,478,273)

1,878,345	11,108,954	73,244,295	16,754,572	5,478,273

$—	$—	$—	$—	$—

B-23

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Invesco V.I. Government Securities Fund Sub-Account	Fidelity® VIP Equity-Income Portfolio Sub-Account

Operations:
Net investment income (loss)	$17,159	$16,803
Net realized gain (loss) on security transactions	(41,231)	271,573
Net realized gain distributions	—	320,192
Change in unrealized appreciation (depreciation) during the period	29,416	116,372

Net increase (decrease) in net assets resulting from operations	5,344	724,940

Unit transactions:
Purchases	18,234	31,085
Net transfers	42,553	(86,892)
Surrenders for benefit payments and fees	(303,628)	(886,400)
Other transactions	(25)	(1,775)
Death benefits	(4,129)	(39,781)
Net annuity transactions	20,149	112,419

Net increase (decrease) in net assets resulting from unit transactions	(226,846)	(871,344)

Net increase (decrease) in net assets	(221,502)	(146,404)

Net assets:
Beginning of period	1,608,483	5,609,189

End of period	$1,386,981	$5,462,785

The accompanying notes are an integral part of these financial statements.

B-24

Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Mid Cap Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	Janus Henderson VIT Forty Portfolio Sub-Account	Janus Henderson VIT Global Research Portfolio Sub-Account	Janus Henderson VIT Enterprise Portfolio Sub-Account

$(80,514)	$233,270	$(159,664)	$(8,824)	$(112,504)	$(25,869)	$(55,958)
439,234	—	1,248,532	(100,006)	485,605	362,700	476,430
—	—	2,302,061	7,567	516,681	144,523	380,973
1,491,497	—	(798,819)	200,714	1,244,759	388,813	466,806

1,850,217	233,270	2,592,110	99,451	2,134,541	870,167	1,268,251

12,069	113,644	38,388	4,895	16,652	28,637	25,167
692,729	2,327,917	(72,327)	16,748	(5,863)	25,976	(76,802)
(1,161,797)	(1,737,526)	(4,245,073)	(246,923)	(1,317,667)	(459,084)	(1,050,344)
570	303	5,346	(5,956)	4,729	(2,490)	294
(97,944)	(350,387)	(164,997)	(10,253)	(25,416)	(15,639)	(29,942)
214,869	(150,995)	1,744,158	5,421	(20,167)	32,836	(4,091)

(339,504)	202,956	(2,694,505)	(236,068)	(1,347,732)	(389,764)	(1,135,718)

1,510,713	436,226	(102,395)	(136,617)	786,809	480,403	132,533

5,094,993	6,253,506	17,814,156	2,313,179	8,356,802	4,035,283	9,264,688

$6,605,706	$6,689,732	$17,711,761	$2,176,562	$9,143,611	$4,515,686	$9,397,221

B-25

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	MFS® Growth Series Sub-Account	MFS® New Discovery Series Sub-Account

Operations:
Net investment income (loss)	$(55,035)	$(26,973)
Net realized gain (loss) on security transactions	249,890	(197,420)
Net realized gain distributions	314,760	—
Change in unrealized appreciation (depreciation) during the period	508,962	331,191

Net increase (decrease) in net assets resulting from operations	1,018,577	106,798

Unit transactions:
Purchases	22,663	5,858
Net transfers	145,639	2,882
Surrenders for benefit payments and fees	(421,077)	(246,133)
Other transactions	581	19
Death benefits	(45,162)	(21,633)
Net annuity transactions	(15,986)	(1,393)

Net increase (decrease) in net assets resulting from unit transactions	(313,342)	(260,400)

Net increase (decrease) in net assets	705,235	(153,602)

Net assets:
Beginning of period	3,531,650	2,044,890

End of period	$4,236,885	$1,891,288

The accompanying notes are an integral part of these financial statements.

B-26

MFS® Total Return Series Sub-Account	Invesco V.I. Equity and Income Fund Sub-Account	Invesco V.I. American Franchise Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account

$117,044	$3,833	$(43,008)	$(7,358)	$12,471	$11,928	$(164,844)
79,532	(210,383)	13,542	5,587	57,781	(27,021)	(1,034,671)
484,386	32,360	—	1,118	199,497	37,826	2,644,339
(43,615)	258,229	919,935	15,849	307,610	21,895	1,016,634

637,347	84,039	890,469	15,196	577,359	44,628	2,461,458

9,896	519	1,467	542	7,718	8,801	19,408
15,283	9,374	165,254	(2,834)	(1,483)	(393,144)	(91,166)
(1,393,941)	(36,966)	(312,307)	(40,381)	(299,191)	(136,517)	(3,592,127)
(148)	4	(66)	31	111	5	3,390
(81,872)	(790)	(25,151)	—	(5,259)	(75,383)	(113,229)
(22,565)	(6,461)	1,180	—	11,944	1,047	(76,282)

(1,473,347)	(34,320)	(169,623)	(42,642)	(286,160)	(595,191)	(3,850,006)

(836,000)	49,719	720,846	(27,446)	291,199	(550,563)	(1,388,548)

10,283,934	795,406	2,767,935	355,377	2,216,888	2,249,428	26,838,205

$9,447,934	$845,125	$3,488,781	$327,931	$2,508,087	$1,698,865	$25,449,657

B-27

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Guardian All Cap Core VIP Fund Sub-Account	Guardian Balanced Allocation VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(202,751)	$(501,731)
Net realized gain (loss) on security transactions	713,799	1,301,016
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	2,157,014	3,734,288

Net increase (decrease) in net assets resulting from operations	2,668,062	4,533,573

Unit transactions:
Purchases	15,218	43,945
Net transfers	(744,859)	(589,491)
Surrenders for benefit payments and fees	(1,783,123)	(4,597,027)
Other transactions	(295)	9,287
Death benefits	(103,915)	(1,360,212)
Net annuity transactions	83,466	487,611

Net increase (decrease) in net assets resulting from unit transactions	(2,533,508)	(6,005,887)

Net increase (decrease) in net assets	134,554	(1,472,314)

Net assets:
Beginning of period	15,227,360	38,776,280

End of period	$15,361,914	$37,303,966

The accompanying notes are an integral part of these financial statements.

B-28

Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account	Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian U.S. Government Securities VIP Fund Sub-Account

$(230,703)	$(513,644)	$(43,490)	$(24,560)	$(43,189)	$(27,117)	$(9,139)
54,711	1,080,197	230,797	136,639	34,973	57,251	(25,938)
—	—	—	—	—	—	—
193,956	2,682,273	507,563	313,600	120,560	304,796	35,067

17,964	3,248,826	694,870	425,679	112,344	334,930	(10)

14,811	49,385	3,092	2,910	3,804	10,397	1,190
1,606,121	(769,854)	(361,008)	(496,995)	183,164	(10,760)	11,731
(1,716,072)	(4,626,015)	(576,894)	(136,186)	(638,210)	(249,318)	(395,113)
(1,345)	10,300	(1,320)	21	(43)	33	37
(120,856)	(474,007)	(11,528)	—	(13,069)	(329)	(1,371)
110,016	(18,520)	(2,094)	(5,221)	18,201	(1,571)	2,226

(107,325)	(5,828,711)	(949,752)	(635,471)	(446,153)	(251,548)	(381,300)

(89,361)	(2,579,885)	(254,882)	(209,792)	(333,809)	83,382	(381,310)

18,149,415	40,007,932	3,201,618	1,665,216	3,562,527	1,966,288	981,066

$18,060,054	$37,428,047	$2,946,736	$1,455,424	$3,228,718	$2,049,670	$599,756

B-29

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Janus Henderson VIT Research Portfolio Sub-Account	Victory 500 Index VIP Series Sub-Account

Operations:
Net investment income (loss)	$(60,270)	$(5,910)
Net realized gain (loss) on security transactions	333,971	(284,554)
Net realized gain distributions	131,589	759,920
Change in unrealized appreciation (depreciation) during the period	901,543	1,549,511

Net increase (decrease) in net assets resulting from operations	1,306,833	2,018,967

Unit transactions:
Purchases	4,290	9,135
Net transfers	40,376	(991,281)
Surrenders for benefit payments and fees	(592,744)	(1,924,939)
Other transactions	(2,021)	(7,618)
Death benefits	(24,155)	(212,977)
Net annuity transactions	15,529	(35,219)

Net increase (decrease) in net assets resulting from unit transactions	(558,725)	(3,162,899)

Net increase (decrease) in net assets	748,108	(1,143,932)

Net assets:
Beginning of period	4,053,111	10,220,977

End of period	$4,801,219	$9,077,045

The accompanying notes are an integral part of these financial statements.

B-30

Victory High Yield VIP Series Sub-Account	Victory RS International VIP Series Sub-Account	Victory RS Large Cap Alpha VIP Series Sub-Account	Victory RS Small Cap Growth Equity VIP Series Sub-Account	Victory Sophus Emerging Markets VIP Series Sub-Account

$150,467	$177,371	$(1,803)	$(220,617)	$85,481
(57,908)	417,626	720,112	(1,501,917)	(166,112)
—	—	2,664,588	—	—
37,501	(51,458)	10,122,313	3,367,053	291,923

130,060	543,539	13,505,210	1,644,519	211,292

5,594	17,641	98,070	25,369	4,845
54,195	47,997	(1,562,366)	790,321	279,364
(231,660)	(1,399,647)	(7,437,335)	(1,814,734)	(623,746)
1	2,593	13,146	1,866	(254)
(5,757)	(267,321)	(1,353,422)	(262,021)	(64,659)
7,330	37,233	(75,673)	(72,362)	65,134

(170,297)	(1,561,504)	(10,317,580)	(1,331,561)	(339,316)

(40,237)	(1,017,965)	3,187,630	312,958	(128,024)

1,918,582	12,126,919	70,056,665	16,441,614	5,606,297

$1,878,345	$11,108,954	$73,244,295	$16,754,572	$5,478,273

B-31

THE GUARDIAN SEPARATE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

1. ORGANIZATION:

The Guardian Separate Account E (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Account is administered by Talcott Resolution Life, Inc.

On June 30, 2021, the Account’s previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Government Securities Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Mid Cap Portfolio, Templeton Growth VIP Fund, Janus Henderson VIT Forty Portfolio, Janus Henderson VIT Global Research Portfolio, Janus Henderson VIT Enterprise Portfolio, MFS® Growth Series, MFS® New Discovery Series, MFS® Total Return Series, Invesco V.I. Equity and Income Fund, Invesco V.I. American Franchise Fund, AB VPS Sustainable Global Thematic Portfolio, Davis Financial Portfolio, Davis Real Estate Portfolio, Gabelli Capital Asset Fund**, Guardian All Cap Core VIP Fund**, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Equity Income VIP Fund***, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian U.S. Government/Credit VIP Fund (Formerly Guardian U.S. Government Securities VIP Fund), Janus Henderson VIT Research Portfolio, Victory 500 Index VIP Series*, Victory High Yield VIP Series*, Victory RS International VIP Series*, Victory RS Large Cap Alpha VIP Series***, Victory RS Small Cap Growth Equity VIP Series*, Victory Sophus Emerging Markets VIP Series*.

* During 2025, this Sub-Account was liquidated.

** Effective April 25, 2025, the Gabelli Capital Asset Fund was substituted with the Guardian All Cap Core VIP Fund.

*** Effective April 25, 2025, the Victory RS Large Cap Alpha VIP Series was substituted with the Guardian Equity Income VIP Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

If a Fund is subject to a merger initiated by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund as of the effective date disclosed.

If the Sponsor Company initiates a fund substitution, the Sub-Account associated with the replaced Fund transfers, at fair value, its net assets to the Sub-Account invested in the successor Fund as of the effective date disclosed.

All such activity is presented as net interfund transfers due to corporate actions in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

B-32

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services — Investment Companies.” The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a)	Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b)	Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)	Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)	Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f)	Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The

B-33

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g)	Accounting for Uncertain Tax Positions — Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h)	The fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)	Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.05% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b)	Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c)	Administrative Charges — The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d)	Annual Maintenance Fees — An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e)	Rider Charges — The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%

7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%

Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f)	Transactions with Related Parties — The Sponsor and its affiliates may receive fees from funds for services provided.

B-34

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Integrated Research VIP Fund

•	Guardian Large Cap Disciplined Growth VIP Fund

•	Guardian U.S. Government Securities VIP Fund

•	Guardian All Cap Core VIP Fund

•	Guardian Strategic Large Cap Core VIP Fund

•	Guardian Core Fixed Income VIP Fund

•	Guardian Short Duration Bond VIP Fund

•	Guardian Balanced Allocation VIP Fund

•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisers Limited, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from 0.05% to 0.50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is composed of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Government Securities Fund	$153,253	$194,556
Fidelity® VIP Equity-Income Portfolio	$563,282	$1,049,666
Fidelity® VIP Growth Opportunities Portfolio	$657,574	$1,674,978
Fidelity® VIP Government Money Market Portfolio	$42,188,079	$12,304,055
Fidelity® VIP Mid Cap Portfolio	$9,702,753	$4,179,357
Templeton Growth VIP Fund	$286,566	$882,797
Janus Henderson VIT Forty Portfolio	$1,370,273	$1,642,409
Janus Henderson VIT Global Research Portfolio	$653,630	$755,497
Janus Henderson VIT Enterprise Portfolio	$761,133	$1,127,896
MFS® Growth Series	$840,772	$829,178

B-35

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
MFS® New Discovery Series	$7,216,776	$523,888
MFS® Total Return Series	$1,130,323	$1,603,738
Invesco V.I. Equity and Income Fund	$122,548	$106,259
Invesco V.I. American Franchise Fund	$540,954	$565,812
AB VPS Sustainable Global Thematic Portfolio	$7,520,808	$125,212
Davis Financial Portfolio	$587,909	$628,755
Davis Real Estate Portfolio	$119,903	$374,748
Gabelli Capital Asset Fund+	$14,795,776	$24,596,374
Guardian All Cap Core VIP Fund+	$23,790,508	$16,476,690
Guardian Balanced Allocation VIP Fund	$282,384	$14,517,694
Guardian Core Fixed Income VIP Fund	$3,615,686	$2,522,012
Guardian Equity Income VIP Fund+	$66,911,082	$23,590,207
Guardian Integrated Research VIP Fund	$52,821	$454,110
Guardian Large Cap Disciplined Growth VIP Fund	$126,926	$389,699
Guardian Short Duration Bond VIP Fund	$3,283,768	$1,613,832
Guardian Strategic Large Cap Core VIP Fund	$7,226,330	$452,784
Guardian U.S. Government/Credit VIP Fund+	$25,193	$79,291
Janus Henderson VIT Research Portfolio	$593,421	$758,933
Victory 500 Index VIP Series+	$1,687,048	$9,913,136
Victory High Yield VIP Series+	$192,702	$2,029,525
Victory RS International VIP Series+	$1,124,508	$13,528,384
Victory RS Large Cap Alpha VIP Series+	$12,672,220	$71,973,001
Victory RS Small Cap Growth Equity VIP Series+	$745,805	$16,824,323
Victory Sophus Emerging Markets VIP Series+	$79,909	$6,140,214

+ See Note 1 for additional information related to this Sub-Account.

5. CHANGES IN UNITS OUTSTANDING:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Government Securities Fund	7,365	11,800	(4,435)
Fidelity® VIP Equity-Income Portfolio	5,369	25,657	(20,288)
Fidelity® VIP Growth Opportunities Portfolio	8,971	26,851	(17,880)
Fidelity® VIP Government Money Market Portfolio	4,025,564	1,177,564	2,848,000
Fidelity® VIP Mid Cap Portfolio	61,964	37,165	24,799
Templeton Growth VIP Fund	5,068	35,469	(30,401)
Janus Henderson VIT Forty Portfolio	3,198	18,760	(15,562)
Janus Henderson VIT Global Research Portfolio	6,701	21,206	(14,505)
Janus Henderson VIT Enterprise Portfolio	1,169	18,818	(17,649)
MFS® Growth Series	1,896	12,540	(10,644)
MFS® New Discovery Series	123,224	8,527	114,697
MFS® Total Return Series	6,729	42,992	(36,263)
Invesco V.I. Equity and Income Fund	2,031	3,399	(1,368)
Invesco V.I. American Franchise Fund	4,933	12,232	(7,299)
AB VPS Sustainable Global Thematic Portfolio	250,109	3,526	246,583
Davis Financial Portfolio	6,070	12,364	(6,294)
Davis Real Estate Portfolio	485	7,888	(7,403)
Gabelli Capital Asset Fund+	1,160	403,475	(402,315)
Guardian All Cap Core VIP Fund+	1,951,393	1,146,283	805,110
Guardian Balanced Allocation VIP Fund	38,035	1,094,259	(1,056,224)
Guardian Core Fixed Income VIP Fund	349,689	226,106	123,583
Guardian Equity Income VIP Fund+	5,738,021	1,806,762	3,931,259

B-36

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Integrated Research VIP Fund	5,780	33,564	(27,784)
Guardian Large Cap Disciplined Growth VIP Fund	9,721	28,091	(18,370)
Guardian Short Duration Bond VIP Fund	309,877	148,749	161,128
Guardian Strategic Large Cap Core VIP Fund	509,860	29,820	480,040
Guardian U.S. Government/Credit VIP Fund+	3,095	8,025	(4,930)
Janus Henderson VIT Research Portfolio	4,252	14,321	(10,069)
Victory 500 Index VIP Series+	2,350	192,324	(189,974)
Victory High Yield VIP Series+	2,305	68,461	(66,156)
Victory RS International VIP Series+	2,050	382,186	(380,136)
Victory RS Large Cap Alpha VIP Series+	6,479	1,644,274	(1,637,795)
Victory RS Small Cap Growth Equity VIP Series+	15,408	307,310	(291,902)
Victory Sophus Emerging Markets VIP Series+	346	160,347	(160,001)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Government Securities Fund	5,453	21,780	(16,327)
Fidelity® VIP Equity-Income Portfolio	2,447	30,025	(27,578)
Fidelity® VIP Growth Opportunities Portfolio	13,475	23,319	(9,844)
Fidelity® VIP Government Money Market Portfolio	174,070	220,378	(46,308)
Fidelity® VIP Mid Cap Portfolio	508	40,659	(40,151)
Templeton Growth VIP Fund	3,023	13,556	(10,533)
Janus Henderson VIT Forty Portfolio	1,010	19,541	(18,531)
Janus Henderson VIT Global Research Portfolio	2,546	16,805	(14,259)
Janus Henderson VIT Enterprise Portfolio	2,932	25,281	(22,349)
MFS® Growth Series	3,681	8,527	(4,846)
MFS® New Discovery Series	2,011	6,938	(4,927)
MFS® Total Return Series	2,656	46,903	(44,247)
Invesco V.I. Equity and Income Fund	582	1,639	(1,057)
Invesco V.I. American Franchise Fund	7,024	11,858	(4,834)
AB VPS Sustainable Global Thematic Portfolio	59	1,571	(1,512)
Davis Financial Portfolio	279	8,348	(8,069)
Davis Real Estate Portfolio	367	8,170	(7,803)
Gabelli Capital Asset Fund	1,461	64,179	(62,718)
Guardian All Cap Core VIP Fund	1,205	212,540	(211,335)
Guardian Balanced Allocation VIP Fund	4,156	555,896	(551,740)
Guardian Core Fixed Income VIP Fund	181,780	203,844	(22,064)
Guardian Equity Income VIP Fund	27,366	536,527	(509,161)
Guardian Integrated Research VIP Fund	1,699	82,708	(81,009)
Guardian Large Cap Disciplined Growth VIP Fund	8,771	61,527	(52,756)
Guardian Short Duration Bond VIP Fund	32,359	78,035	(45,676)
Guardian Strategic Large Cap Core VIP Fund	5,431	26,662	(21,231)
Guardian U.S. Government Securities VIP Fund	1,398	42,807	(41,409)
Janus Henderson VIT Research Portfolio	2,360	16,214	(13,854)
Victory 500 Index VIP Series	583	62,005	(61,422)
Victory High Yield VIP Series	3,404	9,748	(6,344)
Victory RS International VIP Series	9,477	65,247	(55,770)
Victory RS Large Cap Alpha VIP Series	5,070	244,646	(239,576)
Victory RS Small Cap Growth Equity VIP Series	17,351	41,823	(24,472)
Victory Sophus Emerging Markets VIP Series	9,163	21,050	(11,887)

B-37

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

6. FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Invesco V.I. Government Securities Fund
2025	87,785	$15.130368 to $16.124216	$1,400,031	1.25% to 1.50%	3.10% to 3.16%	5.76% to 6.03%
2024	92,220	$14.305894 to $15.207486	$1,386,981	1.25% to 1.50%	2.45% to 2.46%	0.19% to 0.44%
2023	105,324	$14.278384 to $15.140192	$1,608,483	1.25% to 1.50%	4.11% to 4.11%	3.06% to 3.31%
2022	111,210	$13.855101 to $14.654644	$1,674,775	1.25% to 1.50%	3.91% to 3.91%	-11.64% to -11.41%
2021	121,422	$15.021766 to $16.542877	$2,045,405	1.25% to 1.70%	5.55% to 5.55%	-3.92% to -3.49%
Fidelity® VIP Equity-Income Portfolio
2025	129,534	$41.234677 to $43.173764	$5,537,854	1.25% to 1.75%	0.55% to 1.61%	16.85% to 17.43%
2024	149,823	$35.289336 to $36.764466	$5,462,785	1.25% to 1.75%	1.53% to 1.65%	13.23% to 13.80%
2023	169,156	$31.165784 to $32.305990	$5,609,189	1.25% to 1.75%	1.80% to 1.80%	8.61% to 9.15%
2022	187,075	$28.695741 to $29.597074	$5,764,146	1.25% to 1.75%	1.69% to 1.69%	-6.74% to -6.27%
2021	224,644	$30.770528 to $31.578460	$7,367,466	1.25% to 1.75%	2.01% to 2.01%	22.65% to 23.27%
Fidelity® VIP Growth Opportunities Portfolio
2025	89,413	$72.822321 to $74.602765	$6,614,767	1.25% to 1.50%	—% to —%	19.99% to 20.29%
2024	107,294	$60.688403 to $62.016916	$6,605,706	1.25% to 1.50%	—% to —%	36.68% to 37.02%
2023	111,499	$44.402512 to $45.260844	$5,094,993	1.25% to 1.50%	—% to —%	43.33% to 43.69%
2022	121,871	$30.978327 to $31.498283	$3,875,824	1.25% to 1.50%	—% to —%	-39.14% to -38.99%
2021	148,060	$50.900132 to $51.624893	$7,711,785	1.25% to 1.50%	—% to —%	10.15% to 10.43%
Fidelity® VIP Government Money Market Portfolio
2025	3,507,394	$9.923734 to $10.469794	$36,573,765	1.25% to 1.75%	1.21% to 3.66%	2.06% to 2.57%
2024	659,394	$9.962359 to $10.207241	$6,689,732	1.25% to 1.50%	4.75% to 4.76%	3.27% to 3.52%
2023	678,687	$9.647352 to $9.859714	$6,253,506	1.25% to 1.50%	4.52% to 4.52%	3.06% to 3.32%
2022	762,925	$9.217518 to $9.542749	$7,362,942	1.25% to 1.70%	1.28% to 1.28%	-0.46% to -0.01%
2021	669,060	$9.260465 to $9.544107	$6,470,424	1.25% to 1.70%	0.01% to 0.01%	-1.69% to -1.25%
Fidelity® VIP Mid Cap Portfolio
2025	184,650	$94.264058 to $124.289443	$22,638,831	1.25% to 1.75%	0.38% to 0.48%	9.72% to 10.27%
2024	159,851	$85.915549 to $112.716308	$17,711,761	1.25% to 1.75%	0.46% to 0.47%	15.30% to 15.88%
2023	181,580	$74.512823 to $97.267184	$17,814,156	1.25% to 1.75%	0.50% to 0.50%	13.00% to 13.57%
2022	199,731	$65.940977 to $85.647971	$17,253,674	1.25% to 1.75%	0.39% to 0.39%	-16.34% to -15.92%
2021	225,785	$78.819560 to $101.863885	$23,285,618	1.25% to 1.75%	0.60% to 0.60%	23.32% to 23.94%
Templeton Growth VIP Fund
2025	70,349	$25.075184 to $26.606713	$1,855,361	1.25% to 1.50%	0.88% to 0.90%	21.97% to 22.28%
2024	100,750	$20.557718 to $21.758857	$2,176,562	1.25% to 1.50%	0.94% to 0.95%	3.82% to 4.08%
2023	108,033	$19.801052 to $20.905431	$2,313,179	1.25% to 1.50%	3.33% to 3.33%	19.20% to 19.50%
2022	117,244	$15.773531 to $17.494471	$2,102,792	1.25% to 1.75%	0.16% to 0.16%	-13.05% to -12.61%
2021	129,224	$18.140154 to $20.018790	$2,654,441	1.25% to 1.75%	1.43% to 1.43%	3.04% to 3.56%
Janus Henderson VIT Forty Portfolio
2025	103,936	$66.217564 to $90.336111	$9,270,866	1.25% to 1.75%	—% to 0.07%	16.08% to 16.67%
2024	119,498	$57.043353 to $77.431763	$9,143,611	1.25% to 1.75%	0.11% to 0.12%	26.22% to 26.86%
2023	133,883	$45.192297 to $61.037830	$8,356,802	1.25% to 1.75%	0.19% to 0.19%	37.52% to 38.21%
2022	151,749	$32.861300 to $44.161829	$6,827,621	1.25% to 1.75%	0.17% to 0.17%	-34.71% to -34.38%
2021	183,967	$50.332685 to $67.303154	$12,582,234	1.25% to 1.75%	0.74% to 0.74%	20.76% to 21.36%

B-38

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Janus Henderson VIT Global Research Portfolio
2025	130,235	$34.164794 to $37.725996	$4,846,921	1.25% to 1.50%	0.57% to 0.58%	19.11% to 19.41%
2024	144,740	$28.683895 to $31.594631	$4,515,686	1.25% to 1.50%	0.75% to 0.76%	21.73% to 22.03%
2023	155,410	$23.563834 to $25.889981	$4,035,283	1.25% to 1.50%	0.91% to 0.91%	24.88% to 25.19%
2022	186,850	$18.869059 to $20.679945	$3,863,234	1.25% to 1.50%	1.60% to 1.60%	-20.62% to -20.42%
2021	211,334	$23.770076 to $25.986137	$5,486,019	1.25% to 1.50%	0.65% to 0.65%	16.32% to 16.61%
Janus Henderson VIT Enterprise Portfolio
2025	160,724	$48.616074 to $57.142831	$8,995,240	1.25% to 1.50%	0.20% to 0.20%	6.06% to 6.33%
2024	178,373	$45.838330 to $53.743196	$9,397,221	1.25% to 1.50%	0.74% to 0.74%	13.87% to 14.16%
2023	197,315	$40.254434 to $47.078071	$9,264,688	1.25% to 1.50%	0.16% to 0.16%	16.30% to 16.60%
2022	213,567	$34.611210 to $40.377081	$8,604,013	1.25% to 1.50%	0.37% to 0.37%	-17.20% to -16.99%
2021	238,308	$41.800577 to $48.642161	$11,631,292	1.25% to 1.50%	0.40% to 0.40%	15.08% to 15.37%
MFS® Growth Series
2025	61,584	$60.148901 to $66.311833	$4,009,276	1.25% to 1.50%	—% to —%	10.52% to 10.79%
2024	72,228	$54.425157 to $59.851727	$4,236,885	1.25% to 1.50%	—% to —%	29.49% to 29.82%
2023	75,705	$42.029303 to $46.104116	$3,531,650	1.25% to 1.50%	—% to —%	33.83% to 34.17%
2022	82,741	$31.404795 to $34.363482	$2,864,410	1.25% to 1.50%	—% to —%	-32.66% to -32.49%
2021	88,816	$46.635625 to $50.901479	$4,555,713	1.25% to 1.50%	—% to —%	21.68% to 21.99%
MFS® New Discovery Series
2025	150,074	$57.956408 to $60.030190	$8,995,752	1.25% to 1.50%	—% to —%	11.27% to 11.55%
2024	35,377	$52.085449 to $53.814363	$1,891,288	1.25% to 1.50%	—% to —%	5.12% to 5.39%
2023	39,701	$49.547864 to $51.064205	$2,044,890	1.25% to 1.50%	—% to —%	12.70% to 12.98%
2022	43,596	$43.964401 to $45.196637	$1,983,007	1.25% to 1.50%	—% to —%	-30.81% to -30.64%
2021	46,776	$63.541921 to $65.159379	$3,068,924	1.25% to 1.50%	—% to —%	0.28% to 0.53%
MFS® Total Return Series
2025	247,448	$33.700232 to $36.951545	$9,038,632	1.25% to 1.75%	0.63% to 2.68%	9.23% to 9.77%
2024	283,711	$30.853476 to $33.661261	$9,447,934	1.25% to 1.75%	2.37% to 2.48%	5.87% to 6.40%
2023	321,729	$29.143078 to $31.636029	$10,283,934	1.25% to 1.75%	2.01% to 2.01%	8.52% to 9.06%
2022	356,300	$26.855435 to $29.007143	$10,509,877	1.25% to 1.75%	1.69% to 1.69%	-11.16% to -10.71%
2021	405,213	$30.228561 to $32.487436	$13,352,782	1.25% to 1.75%	2.17% to 2.17%	12.13% to 12.69%
Invesco V.I. Equity and Income Fund
2025	30,305	$28.021536 to $30.001857	$901,052	1.25% to 1.50%	1.97% to 2.15%	11.12% to 11.40%
2024	31,673	$25.218003 to $26.932707	$845,125	1.25% to 1.50%	1.80% to 1.82%	10.44% to 10.72%
2023	32,416	$22.834568 to $24.326101	$795,406	1.25% to 1.50%	1.99% to 1.99%	8.90% to 9.17%
2022	40,343	$20.968243 to $22.282037	$905,410	1.25% to 1.50%	1.67% to 1.67%	-8.90% to -8.67%
2021	45,535	$23.015490 to $24.396401	$1,127,075	1.25% to 1.50%	4.66% to 4.66%	12.28% to 12.56%
Invesco V.I. American Franchise Fund
2025	76,042	$43.613547 to $46.554795	$3,508,355	1.25% to 1.50%	—% to —%	9.99% to 10.27%
2024	83,341	$39.651453 to $42.219672	$3,488,781	1.25% to 1.50%	—% to —%	32.86% to 33.20%
2023	87,897	$29.843547 to $31.696897	$2,767,935	1.25% to 1.50%	—% to —%	38.82% to 39.17%
2022	103,350	$21.498371 to $22.776431	$2,339,408	1.25% to 1.50%	—% to —%	-32.15% to -31.97%
2021	110,292	$31.682889 to $33.482385	$3,670,311	1.25% to 1.50%	—% to —%	10.25% to 10.53%
AB VPS Sustainable Global Thematic Portfolio
2025	258,511	$27.202948 to $28.864691	$7,461,447	1.25% to 1.50%	—% to —%	4.44% to 4.70%
2024	11,928	$26.046735 to $27.568778	$327,931	1.25% to 1.50%	—% to —%	4.37% to 4.63%
2023	13,440	$24.956337 to $26.348434	$355,377	1.25% to 1.50%	0.03% to 0.03%	13.97% to 14.26%
2022	13,962	$21.897066 to $23.060722	$323,164	1.25% to 1.50%	—% to —%	-28.26% to -28.08%
2021	17,723	$30.522270 to $32.063832	$569,591	1.25% to 1.50%	—% to —%	20.74% to 21.04%
Davis Financial Portfolio
2025	54,083	$53.584116 to $54.017153	$2,855,757	1.25% to 1.50%	1.54% to 1.60%	27.19% to 27.51%
2024	60,377	$42.023315 to $42.469027	$2,508,087	1.25% to 1.50%	1.72% to 1.92%	27.55% to 27.87%
2023	67,518	$32.862853 to $33.294798	$2,216,888	1.25% to 1.50%	2.22% to 2.22%	13.57% to 13.85%
2022	71,063	$28.864538 to $29.317214	$2,054,895	1.25% to 1.50%	1.66% to 1.66%	-9.90% to -9.67%
2021	88,234	$31.955426 to $32.537957	$2,828,484	1.25% to 1.50%	1.62% to 1.62%	28.59% to 28.91%
Davis Real Estate Portfolio
2025	30,546	$41.894071 to $44.838894	$1,270,790	1.25% to 1.75%	0.50% to 2.46%	-7.36% to -6.89%
2024	37,949	$44.994644 to $48.399081	$1,698,865	1.25% to 1.75%	1.86% to 1.95%	3.08% to 3.60%
2023	43,548	$43.430357 to $46.951515	$2,249,428	1.25% to 1.75%	2.49% to 2.49%	8.73% to 9.27%
2022	50,439	$39.745523 to $43.183543	$2,340,125	1.25% to 1.75%	1.59% to 1.59%	-28.08% to -27.72%
2021	65,418	$54.986984 to $60.043541	$4,082,718	1.25% to 1.75%	1.37% to 1.37%	39.51% to 40.21%

B-39

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

		Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Gabelli Capital Asset Fund+
2025		—	$39.443759 to $61.911731	$—	1.25% to 1.75%	0.10% to 0.10%	-4.33% to -4.15%
2024		402,315	$41.227740 to $64.593826	$25,449,657	1.25% to 1.75%	0.66% to 0.67%	9.36% to 9.91%
2023		460,023	$37.700083 to $58.771098	$26,838,205	1.25% to 1.75%	0.49% to 0.49%	9.91% to 10.46%
2022		494,444	$34.302160 to $53.207061	$26,037,910	1.25% to 1.75%	0.42% to 0.42%	-14.44% to -14.01%
2021		565,441	$40.092074 to $61.877249	$34,655,565	1.25% to 1.75%	0.56% to 0.56%	18.38% to 18.97%
Guardian All Cap Core VIP Fund+
2025		1,979,881	$14.236135 to $14.501360	$28,680,529	1.25% to 1.75%	—% to —%	10.29% to 10.85%
2024		1,174,771	$12.994522 to $13.082248	$15,361,914	1.25% to 1.50%	—% to —%	18.29% to 18.59%
2023		1,356,881	$10.984914 to $11.031347	$15,227,360	1.25% to 1.50%	—% to —%	21.09% to 21.40%
2022	♦	1,493,157	$9.071529 to $9.087102	$13,799,063	1.25% to 1.50%	—% to —%	-9.28% to -9.13%
Guardian Balanced Allocation VIP Fund
2025		1,986,975	$13.430496 to $13.680675	$27,143,348	1.25% to 1.75%	—% to —%	10.96% to 11.51%
2024		3,043,199	$12.104304 to $12.268239	$37,303,966	1.25% to 1.75%	—% to —%	11.82% to 12.39%
2023		3,488,996	$10.824518 to $10.916195	$38,776,280	1.25% to 1.75%	—% to —%	15.81% to 16.39%
2022	♦	3,841,117	$9.346711 to $9.378816	$36,696,970	1.25% to 1.75%	—% to —%	-6.53% to -6.21%
Guardian Core Fixed Income VIP Fund
2025		1,939,651	$10.376581 to $10.472800	$20,305,762	1.25% to 1.50%	—% to —%	5.01% to 5.28%
2024		1,816,068	$9.881257 to $9.947949	$18,060,054	1.25% to 1.50%	—% to —%	-0.04% to 0.21%
2023		1,782,823	$9.885574 to $9.927347	$18,149,415	1.25% to 1.50%	—% to —%	3.94% to 4.20%
2022	♦	1,947,687	$9.498174 to $9.527550	$19,072,085	1.25% to 1.70%	—% to —%	-5.02% to -4.72%
Guardian Equity Income VIP Fund+
2025		7,126,787	$13.046215 to $13.289217	$94,563,183	1.25% to 1.75%	—% to —%	12.76% to 13.32%
2024		3,195,528	$11.570140 to $11.726823	$37,428,047	1.25% to 1.75%	—% to —%	8.15% to 8.69%
2023		3,603,521	$10.698320 to $10.788914	$40,007,932	1.25% to 1.75%	—% to —%	5.54% to 6.07%
2022	♦	4,018,956	$10.137168 to $10.171977	$42,067,727	1.25% to 1.75%	—% to —%	1.37% to 1.72%
Guardian Integrated Research VIP Fund
2025		206,543	$13.973928 to $14.271209	$2,937,359	1.25% to 1.75%	—% to —%	12.65% to 13.21%
2024		234,328	$12.404847 to $12.605521	$2,946,736	1.25% to 1.75%	—% to —%	23.65% to 24.28%
2023		306,269	$10.031984 to $10.143246	$3,201,618	1.25% to 1.75%	—% to —%	22.14% to 22.75%
2022	♦	338,038	$8.213627 to $8.263267	$2,880,860	1.25% to 1.75%	—% to —%	-22.51% to -22.12%
Guardian Large Cap Disciplined Growth VIP Fund
2025		99,113	$14.198402 to $14.348587	$1,416,735	1.25% to 1.50%	—% to —%	15.24% to 15.53%
2024		117,483	$12.321015 to $12.420242	$1,455,424	1.25% to 1.50%	—% to —%	26.87% to 27.19%
2023		168,158	$9.711543 to $9.765222	$1,665,216	1.25% to 1.50%	—% to —%	39.76% to 40.11%
2022		132,219	$6.927755 to $6.969629	$939,641	1.25% to 1.75%	—% to —%	-32.70% to -32.37%
2021	♦	150,014	$10.294543 to $10.304993	$1,575,424	1.25% to 1.75%	—% to —%	2.95% to 3.05%
Guardian Short Duration Bond VIP Fund
2025		474,779	$10.613080 to $10.711484	$5,084,587	1.25% to 1.50%	—% to —%	3.78% to 4.04%
2024		313,651	$10.226961 to $10.295985	$3,228,718	1.25% to 1.50%	—% to —%	3.15% to 3.41%
2023		351,933	$9.914817 to $9.956726	$3,562,527	1.25% to 1.50%	—% to —%	2.54% to 2.79%
2022	♦	374,160	$9.669586 to $9.686180	$3,685,004	1.25% to 1.50%	—% to —%	-3.30% to -3.14%
Guardian Strategic Large Cap Core VIP Fund
2025		640,099	$14.003354 to $14.151478	$9,055,339	1.25% to 1.50%	—% to —%	10.09% to 10.36%
2024		160,059	$12.720087 to $12.822528	$2,049,670	1.25% to 1.50%	—% to —%	17.93% to 18.23%
2023		180,531	$10.785712 to $10.845323	$1,966,288	1.25% to 1.50%	—% to —%	18.35% to 18.65%
2022		219,934	$9.085744 to $9.140615	$2,019,091	1.25% to 1.75%	—% to —%	-11.65% to -11.20%
2021	♦	246,607	$10.283284 to $10.293726	$2,539,056	1.25% to 1.75%	—% to —%	2.83% to 2.94%
Guardian U.S. Government/Credit VIP Fund+
2025		59,838	$9.667108 to $9.769382	$583,747	1.25% to 1.50%	—% to —%	5.12% to 5.39%
2024		64,767	$9.195992 to $9.270058	$599,756	1.25% to 1.50%	—% to —%	0.21% to 0.46%
2023		103,002	$9.176925 to $9.227645	$981,066	1.25% to 1.50%	—% to —%	2.48% to 2.73%
2022		106,795	$8.955107 to $8.982113	$1,005,965	1.25% to 1.50%	—% to —%	-9.65% to -9.42%
2021	♦	124,422	$9.911558 to $9.916595	$1,264,119	1.25% to 1.50%	—% to —%	-0.88% to -0.83%
Janus Henderson VIT Research Portfolio
2025		92,909	$51.017713 to $55.057069	$5,061,385	1.25% to 1.50%	—% to —%	16.62% to 16.91%
2024		102,978	$43.748190 to $47.094043	$4,801,219	1.25% to 1.50%	0.03% to 0.03%	24.12% to 43.48%
2023		113,391	$32.823710 to $35.245537	$4,053,111	1.25% to 1.50%	0.14% to 0.14%	41.03% to 41.38%
2022		127,018	$23.274509 to $24.929343	$3,210,385	1.25% to 1.50%	0.70% to 0.70%	-30.94% to -30.77%
2021		141,551	$33.702192 to $36.008103	$5,164,323	1.25% to 1.50%	0.14% to 0.14%	18.53% to 18.83%

B-40

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

		Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Victory 500 Index VIP Series+
2025	♦	—	$49.518451 to $52.865113	$—	1.25% to 1.50%	1.14% to 1.22%	9.55% to 9.77%
2024		189,974	$45.200177 to $48.158173	$9,077,045	1.25% to 1.50%	1.16% to 1.25%	23.08% to 23.39%
2023		244,023	$36.722879 to $39.028064	$10,220,977	1.25% to 1.50%	1.35% to 1.35%	25.04% to 25.35%
2022		266,997	$26.467838 to $31.134132	$9,004,449	1.25% to 1.75%	1.17% to 1.17%	-20.76% to -20.36%
2021		320,047	$33.402860 to $39.095452	$13,445,081	1.25% to 1.75%	1.50% to 1.50%	25.21% to 25.84%
Victory High Yield VIP Series+
2025	♦	—	$28.279133 to $30.190431	$—	1.25% to 1.50%	8.96% to 9.31%	5.12% to 5.33%
2024		66,156	$26.902081 to $28.662672	$1,878,345	1.25% to 1.50%	9.19% to 9.32%	6.79% to 7.06%
2023		71,930	$25.190840 to $26.772174	$1,918,582	1.25% to 1.50%	7.02% to 7.02%	9.75% to 10.02%
2022		89,085	$22.953783 to $24.333707	$2,203,814	1.25% to 1.50%	6.75% to 6.75%	-14.85% to -14.63%
2021		104,266	$26.956031 to $28.505102	$3,028,960	1.25% to 1.50%	7.03% to 7.03%	4.27% to 4.53%
Victory RS International VIP Series+
2025	♦	—	$21.699030 to $35.773648	$—	1.25% to 1.75%	0.87% to 2.32%	19.45% to 19.93%
2024		380,136	$18.166544 to $29.829866	$11,108,954	1.25% to 1.75%	2.77% to 2.95%	3.66% to 4.18%
2023		428,364	$17.525533 to $28.633213	$12,126,919	1.25% to 1.75%	2.69% to 2.69%	17.93% to 18.52%
2022		490,786	$14.860978 to $24.158668	$11,678,905	1.25% to 1.75%	2.66% to 2.66%	-17.28% to -16.87%
2021		549,649	$17.965584 to $29.059738	$15,804,166	1.25% to 1.75%	2.32% to 2.32%	12.37% to 12.94%
Victory RS Large Cap Alpha VIP Series+
2025	♦	—	$26.071208 to $44.003015	$—	1.25% to 1.75%	1.50% to 1.51%	-3.22% to -3.04%
2024		1,637,795	$26.937618 to $45.382464	$73,244,295	1.25% to 1.75%	1.30% to 1.36%	19.42% to 20.02%
2023		1,840,624	$22.557863 to $37.813547	$70,056,665	1.25% to 1.75%	1.27% to 1.27%	11.71% to 12.27%
2022		2,067,545	$20.193719 to $33.681556	$69,992,377	1.25% to 1.75%	1.36% to 1.36%	-6.00% to -5.53%
2021		2,286,884	$21.483102 to $35.653171	$81,684,256	1.25% to 1.75%	1.17% to 1.17%	21.34% to 21.95%
Victory RS Small Cap Growth Equity VIP Series+
2025	♦	—	$41.788486 to $54.936974	$—	1.25% to 1.75%	0.50% to 0.50%	-5.27% to -4.89%
2024		291,902	$44.115004 to $57.762774	$16,754,572	1.25% to 1.75%	—% to —%	9.87% to 10.42%
2023		307,681	$40.153619 to $52.312571	$16,441,614	1.25% to 1.75%	—% to —%	18.31% to 18.90%
2022		340,142	$33.940723 to $43.997609	$15,298,627	1.25% to 1.75%	—% to —%	-37.47% to -37.16%
2021		375,761	$54.279608 to $70.011167	$26,893,342	1.25% to 1.75%	—% to —%	-11.99% to -11.55%
Victory Sophus Emerging Markets VIP Series+
2025	♦	—	$38.205383 to $46.205621	$—	1.25% to 1.50%	1.36% to 1.37%	12.09% to 12.31%
2024		160,001	$34.016413 to $41.222192	$5,478,273	1.25% to 1.50%	2.68% to 2.85%	3.66% to 3.92%
2023		166,930	$32.734288 to $39.768172	$5,606,297	1.25% to 1.50%	3.07% to 3.07%	9.37% to 9.65%
2022		189,365	$28.131629 to $29.854782	$5,779,059	1.25% to 1.75%	0.78% to 0.78%	-23.82% to -23.43%
2021		212,608	$36.926381 to $38.992393	$8,443,532	1.25% to 1.75%	1.18% to 1.18%	-6.08% to -5.61%

*	Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***	Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
♦	Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.
+	See Note 1 for additional information related to this Sub-Account.

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The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

7. SUBSEQUENT EVENTS:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account E indicated in the table below (other than the Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account E ( (other than the Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund(1)

Invesco V.I. Equity and Income Fund(1)

Invesco V.I. Government Securities Fund(1)

AB VPS Sustainable Global Thematic Portfolio(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Fidelity® VIP Equity-Income Portfolio(1)

Fidelity® VIP Growth Opportunities Portfolio(1)

Fidelity® VIP Mid Cap Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Templeton Growth VIP Fund(1)

Janus Henderson VIT Enterprise Portfolio(1)

Janus Henderson VIT Forty Portfolio(1)

Janus Henderson VIT Research Portfolio(1)

Janus Henderson VIT Global Research Portfolio(1)

MFS® Growth Series(1)

MFS® New Discovery Series(1)

MFS® Total Return Series(1)

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian U.S. Government/Credit VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
(2)	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of substitution) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of substitution) and the year ended December 31, 2024.
(3)	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
(4)	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account E based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account E in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account E since 1997.

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